Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]	Total	Series B Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2018	1,446,294	350
Balance at Dec. 31, 2018	$ 14	$ 0			$ 428,656	$ 57	$ (333,151)	$ 95,576
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0			0	0	(32,057)	(32,057)
Issuance of Series B preferred stock, net of expenses (Note 10) (in shares)		6,470
Issuance of Series B preferred stock, net of expenses (Note 10)		$ 0			6,452	0	0	$ 6,452
Conversion of Series B preferred stock to common stock (Note 10) (in shares)	710,051							710,051
Conversion of Series B preferred stock to common stock (Note 10) (in shares)		(5,220)							(5,220)
Conversion of Series B preferred stock to common stock (Note 10)	$ 7	$ 0			(7)	0	0	$ 0
Issuance of restricted stock and compensation cost on restricted stock (Note 10) (in shares)	574,779	0
Issuance of restricted stock and compensation cost on restricted stock (Note 10)	$ 6	$ 0			3,249	0	0	3,255
Actuarial (loss) gain	$ 0	$ 0			0	12	0	12
Issuance of common stock in exchange for entities' acquisition (Note 10) (in shares)	2,170,947	0
Issuance of common stock in exchange for entities' acquisition (Note 10)	$ 22	$ 0			20,978	0	0	21,000
Dividends declared and paid (at $0.10 per share) (Note 12)								0
Balance (in shares) at Dec. 31, 2019	4,902,071	1,600
Balance at Dec. 31, 2019	$ 49	$ 0			459,328	69	(365,208)	94,238
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0			0	0	3,777	3,777
Conversion of Series B preferred stock to common stock (Note 10) (in shares)	195,215
Conversion of Series B preferred stock to common stock (Note 10) (in shares)		(1,100)
Conversion of Series B preferred stock to common stock (Note 10)	$ 2	$ 0			(2)	0	0	0
Repurchase and cancellation of preferred stock (in shares)			(400)	(100)
Repurchase and cancellation of Series B preferred stock (Note 10)		0			(400)	0	0	(400)
Repurchase and cancellation of Series C preferred stock, including expenses (Note 10)		$ 0			(3,015)	0	1,500	(1,515)
Issuance of restricted stock and compensation cost on restricted stock (Note 10) (in shares)	67,225	0
Issuance of restricted stock and compensation cost on restricted stock (Note 10)	$ 1	$ 0			1,915	0	0	1,916
Common shares re-purchase and retirement, including expenses (Note 10) (in shares)	(81,785)
Common shares re-purchase and retirement, including expenses (Note 10)	$ (1)				(655)	0	0	(656)
Actuarial (loss) gain	0	0			0	(61)	0	(61)
Dividends declared and paid (at $0.10 per share) (Note 12)	$ 0	$ 0			0	0	(502)	(502)
Balance (in shares) at Dec. 31, 2020	5,082,726	0
Balance at Dec. 31, 2020	$ 51	$ 0			457,171	8	(360,433)	96,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0			0	0	(9,706)	$ (9,706)
Issuance of Series B preferred stock, net of expenses (Note 10) (in shares)								0
Compensation cost on restricted stock and stock option awards (Note 10) (in shares)	0	0
Compensation cost on restricted stock and stock option awards (Note 10)	$ 0	$ 0			268	0	0	$ 268
Actuarial (loss) gain	$ 0	$ 0			0	(10)	0	(10)
Dividends declared and paid (at $0.10 per share) (Note 12)								0
Balance (in shares) at Dec. 31, 2021	5,082,726	0
Balance at Dec. 31, 2021	$ 51	$ 0			$ 457,439	$ (2)	$ (370,139)	$ 87,349